Cost of goods sold and services provided	12 Months Ended
Jun. 30, 2020
Cost of Goods Sold and Services Provided [Abstract]
Cost of goods sold and services provided
25.	Cost of goods sold and services provided

	Total as of June 30, 2020	Total as of June 30, 2019	Total as of June 30, 2018
Inventories at the beginning of the period (*)	9,998	23,469	29,877
Adjustments previous periods	-	(8,325)	-
Purchases and expenses	57,605	56,127	157,138
Capitalized finance costs	12	17	24
Currency translation adjustment	8,262	(1,411)	11,214
Transfers	201	149	(700)
Deconsolidation	(155)	-	(13,955)
Incorporated by business combination	264	-	855
Inventories at the end of the period (*)	(11,855)	(9,998)	(23,469)
Total costs	64,332	60,028	160,984

(*) Includes Ps. 2,128 as cost of goods sold from Gav-Yam which was reclassified as discontinued operations in this fiscal year.

The following table presents the composition of the Group's inventories for the years ended June 30, 2020 and 2019:

	Total as of June 30, 2020	Total as of June 30, 2019
Real estate	7,172	8,359
Telecommunications	1,688	1,639
Fruits	2,705	-
Others	290	-
Total inventories at the end of the period (*)	11,855	9,998

(*) Inventories includes trading properties and inventories.